UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Address of principal executive offices)(Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

Annual Report

December 31, 2013

ADMINISTRATOR

BCS Financial Services Corporation

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(800) 621-9215

February 26, 2014

Dear Investors:

On behalf of the Board of Trustees I am pleased to submit the 2013 Annual Report for Plan Investment Fund, Inc.

As many of you know, I will be retiring as President and Chief Executive Officer of Plan Investment Fund. I have had the pleasure and honor of being part of Plan Investment Fund since 1997, serving as President since 2009 and as a Trustee since 2012. During that time my goal has been to provide all members of the Blue Cross System an investment opportunity seeking a high level of current income and stability of principal. That goal has provided me with the chance to work with many knowledgeable and great people. I sincerely appreciate your ongoing support and I have every confidence that everyone associated with Plan Investment Fund will continue to work diligently to maintain your trust and confidence.

With all my thanks,

Dale E. Palka
President and Chief Executive Officer

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio will fluctuate so that an investor’s participation certificates, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data contained in this report. Current month end data is available at www.pif.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios and should be read before investing. The prospectuses may be obtained by downloading them from the Fund’s website (www.pif.com) or by calling (800) 621-9215.

Management’s Discussion of Fund Performance

Merganser Capital Management, LLC.

Plan Investment Fund, Inc. (“PIF”)

Ultrashort Duration Government Portfolio (“Government Portfolio”)

Ultrashort Duration Bond Portfolio (“Bond Portfolio”)

Dear Participation Certificate Holders,

For the year ending 2013, the Bond Portfolio and Government Portfolio returned 0.69% and 0.27% gross of fees, respectively. For comparison, the Merrill Lynch 1-year T-Bill Index returned 0.28% over the same time period.

In the Bond Portfolio, the bulk of the 41 basis point excess return came from spread sectors. Spread sectors are investment grade non-Treasury or non-governmental bond sectors. Fixed income securities within the spread sectors include corporate bonds, commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”) and residential mortgage-backed securities (“RMBS”). Spread sector securities accounted for 38 basis points of positive excess return. Yield curve positioning contributed 4 basis points, whereas Treasury and Agency securities and trade timing posted a combined negative 1 basis point. All spread sub-sectors contributed positively with a total of 13 basis points from Corporates, led by an overweight in Financials and 26 basis points from Structured products, led by CMBS.

The Government Portfolio’s performance was effectively flat relative to the benchmark with the 6 basis points gained from RMBS and CMBS positions being offset by a 6 basis point decline from Treasuries. This negative contribution from Treasuries is attributable to adverse trade timing. A notable positive contribution in this sector came from the Portfolio’s sole Treasury Inflation Protection Security (“TIPS”) position which posted a 1 basis point excess return. Overall, the portfolio’s duration stance was neutral to the Merrill Lynch 1-year T-Bill Index.

While 2013 will certainly be categorized as a challenging year for fixed income investors, returns for most investment grade fixed income indices were positive for the first four months of 2013. The market lacked any real catalysts, so spread movements and interest rate changes were limited. Accommodative monetary policy by the Federal Reserve (“Fed”) and strong investor demand were dominant themes providing a temporary backstop for fixed income spreads. As we moved into the spring, however, things became very challenging for fixed income markets. The U.S. economy began strengthening and the housing market showed signs of improvement. Fed tapering expectations caused spreads to widen, volatility to spike, and U.S. Treasury yields to rise dramatically. The 10-Year Treasury yield rose by almost 1% from May 1st to June 25th, rising from 1.66% to 2.61%. In a departure from their usual relationship, the increase in U.S. Treasury yields during the second quarter coincided with a widening of credit spreads, as investors became fearful of bond outflows. Concern over Fed tapering was once again the dominant factor impacting fixed income returns during the third quarter, but this time with the opposite effect. Following the dramatic spread widening in May and June, markets normalized in July as market participants appeared less concerned about the effects of reduced Quantitative Easing. The Fed’s decision not to reduce their monthly bond purchases, based on their desire to see more evidence of improved economic conditions, led to a broad based rally. Fixed income returns ended the quarter in positive territory with the standout performers being the high yield and residential home equity sectors. The euphoria was short-lived as Treasury yields again moved higher in November and December. With additional signs of economic recovery and a decline in the unemployment rate, markets considered a near-term taper more likely. Outgoing Federal Reserve Chairman Ben Bernanke and his likely successor, Vice Chair Janet Yellen, guided the Federal Open Market Committee through their final meeting of the year on December 17-18, 2013. Unlike earlier in the year, the Fed did act, announcing it would begin tapering in December with a plan to reduce their monthly bond purchases from

$85 billion to $75 billion. This news, together with additional positive economic reports, caused the yield on the 10-year note to surpass 3% at year-end.

Sincerely,

Peter S. Kaplan, CFA

Portfolio Manager, Merganser Capital Management, LLC.

Performance data quoted represents past performance. Past performance is no guarantee of future results; investors should carefully consider the portfolio investment objectives, risks, charges, and expenses before investing. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance data quoted.

Ultrashort Duration Government Portfolio Performance Data (Unaudited) December 31, 2013

Value of a $10,000 Investment Since Inception

Total Net Returns for the Period Ended December 31, 2013

	1-Year	Annualized Since Inception*
Ultrashort Duration Government Portfolio	-0.08%	0.42%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.28%	0.27	%**

*	The Ultrashort Duration Government Portfolio (the “Portfolio”) commenced operations on March 7, 2012.
**	Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Government Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2013, is 0.59% and 0.40% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (“BCSFSC”) the administrator, has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Government Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses (excluding interest, extraordinary items and brokerage commissions) for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. BCSFSC and Merganser cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Ultrashort Duration Bond Portfolio Performance Data (Unaudited) December 31, 2013

Value of a $10,000 Investment Since Inception

Total Net Returns for the Period Ended December 31, 2013

	1-Year	Annualized Since Inception*
Ultrashort Duration Bond Portfolio	0.28%	0.59%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index	0.28%	0.27	%**

*	The Ultrashort Duration Bond Portfolio (the “Portfolio”) commenced operations on March 6, 2012.
**	Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (800) 621-9215. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Bond Portfolio’s total annual operating expenses for participation certificates of the Portfolio, as stated in the current prospectus dated April 30, 2013, is 0.48% and 0.40% gross and net, respectively.

Merganser Capital Management, LLC. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (“BCSFSC”) the administrator, has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Bond Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses (excluding interest, extraordinary items and brokerage commissions) for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets. BCSFSC and Merganser cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Government/REPO Portfolio Schedule of Investments December 31, 2013

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%
$25,000,000	Deutsche Bank Securities, Inc.
	To be repurchased at $25,000,028
	(collateralized by $24,652,600 par amount of a
	U.S. Treasury Note, 2.13%; due 12/31/2015;
	Total Fair Value $25,500,033)	0.02%	01/02/14	$25,000,000
24,318,000	Goldman Sachs & Co.
	To be repurchased at $24,318,010
	(collateralized by $164,520,507 par amount of
	Federal Home Loan Mortgage Corporation
	Participating Certificates/Gold Participating Shares
	and Federal National Mortgage Backed Securities,
	1.95% to 9.50%; due 10/01/2019 to 05/01/2048;
	Total Fair Value $25,047,540)	0.01%	01/02/14	24,318,000
20,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $20,000,022
	(collateralized by $22,491,399 par amount of
	Federal National Mortgage Backed Securities,
	2.50% to 5.23%; due 07/01/2018 to 06/01/2043;
	Total Fair Value $20,600,037)	0.02%	01/02/14	20,000,000
30,000,000	Morgan Stanley & Co., LLC
	To be repurchased at $30,000,050
	(collateralized by $54,392,713 par amount of
	Federal Home Loan Mortgage Corporation
	Participating Certificates/Gold Participating Shares
	and Federal National Mortgage Backed Securities,
	2.31% to 5.69%; due 11/01/2018 to 05/01/2043;
	Total Fair Value $30,900,001)	0.03%	01/02/14	30,000,000
30,000,000	RBC Capital Markets, LLC
	To be repurchased at $30,000,017
	(collateralized by $31,544,662 par amount of a
	Federal National Mortgage Backed Security, 3.50%;
	due 07/01/2043;
	Total Fair Value $30,900,000)	0.01%	01/02/14	30,000,000

	Total Repurchase Agreements			129,318,000

	(Cost $129,318,000)
	Total Investments – 100.0%			129,318,000
	(Cost $129,318,000 ) *
	Liabilities in excess of Other Assets – 0.0%			(12,151)

	Net Assets – 100.0%			$129,305,849

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2013

Par Value		Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS – 3.9%
$13,000,000	U.S. Treasury Bill (1)	0.09%	06/19/14	$12,994,446
10,000,000	U.S. Treasury Note	2.38%	09/30/14	10,167,286

	Total U.S. Treasury Obligations			23,161,732

	(Cost $23,161,732)
BANK OBLIGATIONS – 44.8%
YANKEE CERTIFICATES OF DEPOSIT – 44.8%
8,000,000	Bank of Montreal Chicago Branch (2)	0.24%	09/05/14	8,000,000
8,000,000	Bank of Nova Scotia, Houston (2)	0.24%	12/01/14	8,000,000
2,220,000	Canadian Imperial Bank of Commerce, New York (2)	0.24%	06/13/14	2,220,000
9,000,000	Canadian Imperial Bank of Commerce, New York (2)	0.23%	08/08/14	9,000,000
4,000,000	Credit Suisse, New York	0.26%	03/18/14	4,000,000
3,000,000	Credit Suisse, New York (2)	0.32%	06/06/14	3,000,000
5,000,000	Deutsche Bank AG, New York (2)	0.30%	02/28/14	5,000,000
10,000,000	DNB Bank ASA, New York	0.25%	02/06/14	9,999,900
8,000,000	Mitsubishi UFJ Trust and Banking Corp., New York	0.28%	02/20/14	8,000,000
15,000,000	Mitsubishi UFJ Trust and Banking Corp., New York (2)	0.22%	03/12/14	15,000,000
20,000,000	Mizuho Bank. Ltd., New York	0.21%	03/10/14	20,000,000
4,000,000	Natixis, New York (3)	0.29%	09/08/14	3,999,727
8,000,000	National Australia Bank, New York (2)	0.27%	08/08/14	8,000,562
8,000,000	Nordea Bank Finland PLC, New York	0.25%	01/09/14	8,000,000
12,000,000	Nordea Bank Finland PLC, New York	0.25%	01/30/14	11,999,952
23,000,000	Norinchukin Bank , New York	0.11%	01/08/14	23,000,000
7,000,000	Rabobank Nederland NV, New York	0.41%	01/08/14	7,000,000
8,000,000	Rabobank Nederland NV, New York	0.35%	03/17/14	8,000,000
6,500,000	Rabobank Nederland NV, New York (2)	0.28%	09/16/14	6,500,000
7,000,000	Royal Bank of Canada, New York (2)	0.23%	01/15/14	7,000,000
5,000,000	Royal Bank of Canada, New York (2)	0.31%	02/03/14	5,000,808
5,000,000	Royal Bank of Canada, New York (2)	0.27%	10/10/14	5,000,000
4,000,000	Societe General, New York (3)	0.34%	09/19/14	4,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	02/10/14	12,000,000
26,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.22%	03/06/14	26,000,000
5,000,000	Svenska Handelsbanken, New York	0.26%	01/17/14	5,000,011
10,000,000	Toronto Dominion Bank, New York	0.25%	08/12/14	10,000,000
10,000,000	Westpac Banking Corp., New York (2)	0.28%	07/18/14	10,000,000
10,000,000	Westpac Banking Corp., New York (2)	0.24%	10/08/14	10,000,000

				262,720,960

	Total Bank Obligations			262,720,960

	(Cost $262,720,960)

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2013 (Continued)

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT – 30.5%
COMMERCIAL PAPER – 30.5%
ASSET BACKED SECURITIES – 23.7%
$2,700,000	Antalis US Funding Corp (1)	0.26%	02/07/14	$2,699,278
8,000,000	Bedford Row Funding Corp. (1)	0.30%	04/03/14	7,993,867
10,000,000	Collateralized CP Co., LLC (1)	0.30%	03/11/14	9,994,250
10,000,000	Fairway Finance Co., LLC (2)	0.21%	04/04/14	10,000,000
10,000,000	Fairway Finance Co., LLC (2)	0.20%	07/18/14	10,000,000
6,000,000	Kells Funding LLC (2)	0.20%	02/03/14	6,000,005
10,000,000	Kells Funding LLC (1)	0.24%	05/12/14	9,991,267
8,000,000	Kells Funding LLC (2)	0.21%	07/07/14	8,000,000
15,000,000	Matchpoint Master Trust (1)	0.26%	03/05/14	14,993,175
10,000,000	Old Line Funding LLC (1)	0.24%	02/07/14	9,997,533
10,000,000	Old Line Funding LLC (2)	0.21%	05/09/14	10,000,000
10,000,000	Old Line Funding LLC (1)	0.23%	06/09/14	9,989,842
12,000,000	Starbird Funding Corp (1)	0.21%	03/10/14	11,995,240
5,000,000	Sydney Capital Corp (1)	0.22%	02/14/14	4,998,656
12,000,000	Thunder Bay Funding LLC (1)	0.24%	01/27/14	11,997,920

				138,651,033

FINANCIAL COMPANIES – 6.8%(1)
5,000,000	BNP Paribas Finance, Inc.	0.34%	03/13/14	4,996,647
15,000,000	CPPIB Capital, Inc.	0.24%	01/03/14	14,999,800
15,000,000	Svenska Handelsbanken, Inc.	0.25%	02/07/14	14,996,146
5,000,000	Svenska Handelsbanken, Inc.	0.21%	05/08/14	4,996,384

				39,988,977

	Total Commercial Paper			178,640,010

	Total Corporate Debt			178,640,010

	(Cost $178,640,010)
MUNICIPAL BONDS – 11.8%(4)
4,400,000	California Housing Finance Agency RB,
	Home Mortgage, Series E-1, Letter of Credit:
	Freddie Mac, Fannie Mae	0.04%	02/01/23	4,400,000
5,430,000	California Housing Finance Agency RB,
	Multifamily Housing, Series A, Letter of Credit:
	Freddie Mac, Fannie Mae	0.03%	08/01/40	5,430,000
11,300,000	California Housing Finance Agency RB,
	Multifamily Housing, Series E, Letter of Credit:
	Freddie Mac, Fannie Mae	0.05%	08/01/37	11,300,000
20,000,000	New Jersey State Housing & Mortgage Finance
	Agency RB, Home Mortgage, Series V, Standby
	Purchase Agreement: BNP Paribas	0.05%	10/01/37	20,000,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2013 (Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
MUNICIPAL BONDS (continued)
$18,000,000	New York City Housing Development Corp.,
	Multifamily Rent Housing RB, West End Towers,
	Series A, Credit Support Fannie Mae Liquidity
	Facility: Fannie Mae	0.04%	05/15/34	$18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit:
	Sumitomo Mitsui Banking Corp. New York	0.05%	09/01/35	10,000,000

	Total Municipal Bonds			69,130,000

	(Cost $69,130,000)
TIME DEPOSITS – 6.5%
25,000,000	Credit Agricole Corporate & Investment	0.05%	01/02/14	25,000,000
9,000,000	ING Bank NV, Amsterdam	0.12%	01/03/14	9,000,000
4,000,000	ING Bank NV, Amsterdam	0.12%	01/06/14	4,000,000

	Total Time Deposits			38,000,000

	(Cost $38,000,000)
REPURCHASE AGREEMENTS – 2.5%
14,717,000	Deutsche Bank Securities, Inc.
	To be repurchased at $14,717,025
	(collateralized by $15,613,851 par amount of
	Federal Home Loan Mortgage Corporation and
	Federal Farm Credit Systemwide Bond, 0.00% to
	5.00%; due 01/10/2014 to 08/15/2041; Total Fair
	Value $15,011,616)	0.03%	01/02/14	14,717,000

	Total Repurchase Agreements			14,717,000

	(Cost $14,717,000)
	Total Investments – 100.0%			586,369,702
	(Cost $586,369,702) *
	Other Assets in excess of Liabilities – 0.0%			34,545

	Net Assets – 100.0%			$586,404,247

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 65-days notice.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO General Obligation

RB Revenue Bonds

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2013

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 62.0%
$1,000,000	U.S. Treasury Bill (1)	0.10%	04/03/14	$999,833
2,000,000	U.S. Treasury Bill (1)	0.12%	05/29/14	1,999,562
2,950,000	U.S. Treasury Bill (1)	0.07%	07/24/14	2,948,773
6,250,000	U.S. Treasury Bill (1)	0.11%	07/24/14	6,247,400
500,000	U.S. Treasury Bill (1)	0.12%	08/21/14	499,787
12,200,000	U.S. Treasury Bill (1)	0.13%	12/11/14	12,187,043
14,000,000	U.S. Treasury Note	1.88%	02/28/14	14,039,368
8,000,000	U.S. Treasury Note	0.25%	03/31/14	8,003,128

	Total U.S. Treasury Obligations			46,924,894

	(Cost $46,918,231)
AGENCY OBLIGATIONS – 36.9%
167,969	Federal Home Loan Bank (2)	4.78%	01/25/17	175,599
150,593	Federal Home Loan Mortgage Corp. (2)	5.50%	10/15/17	161,010
486,795	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	515,572
325,640	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	345,387
239,110	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	252,506
589,294	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	624,013
447,126	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	474,901
170,083	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	179,867
274,542	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	277,388
134,421	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	136,407
16,066	Federal National Mortgage Association (2)	4.86%	01/01/15	16,474
409,609	Federal National Mortgage Association (2)	4.99%	10/01/15	430,214
1,023,512	Federal National Mortgage Association (2)	2.51%	11/01/15	1,052,312
1,354,680	Federal National Mortgage Association (2)	5.97%	08/01/16	1,504,649
86,762	Federal National Mortgage Association (2)	4.50%	05/01/18	92,286
569,845	Federal National Mortgage Association (2)	5.50%	09/01/18	606,373
739,782	Federal National Mortgage Association (2)	4.50%	10/01/19	786,737
558,169	Federal National Mortgage Association (2)	4.50%	07/01/20	594,162
663,078	Federal National Mortgage Association (2)	4.00%	10/01/20	703,869
450,858	Federal National Mortgage Association (2)	4.00%	04/01/23	478,405
663	Federal National Mortgage Association, CMO (2)	4.50%	07/25/19	663
430,081	Government National Mortgage Association	4.50%	06/15/19	457,677
804,824	Government National Mortgage Association	2.53%	06/16/34	813,562
213,570	Government National Mortgage Association	5.85%	07/20/58	224,617
496,480	Government National Mortgage Association	5.46%	07/20/59	533,640
451,339	Government National Mortgage Association	5.46%	07/20/59	482,757
452,869	Government National Mortgage Association	5.46%	08/20/59	485,146
258,811	Government National Mortgage Association	5.47%	08/20/59	276,781
421,940	Government National Mortgage Association	5.47%	08/20/59	453,813
780,623	Government National Mortgage Association	5.62%	09/20/59	843,212
716,862	Government National Mortgage Association	5.51%	10/20/59	771,863
342,716	Government National Mortgage Association	5.59%	11/20/59	369,738

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$790,408	Government National Mortgage Association	5.50%	01/20/60	$855,140
614,349	Government National Mortgage Association	5.24%	05/20/60	677,811
681,927	Government National Mortgage Association	4.31%	12/20/60	729,090
1,055,843	Government National Mortgage Association	4.86%	01/20/61	1,147,936
1,043,268	Government National Mortgage Association	4.86%	05/20/61	1,140,183
749,762	Government National Mortgage Association	4.71%	03/20/62	813,563
452,852	Government National Mortgage Association	5.16%	06/20/62	492,683
633,111	Government National Mortgage Association	5.41%	06/20/62	675,451
229,209	Government National Mortgage Association	5.06%	05/20/63	247,112
883,998	Government National Mortgage Association (3)	2.43%	10/20/63	944,594
217,002	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	217,375
2,267	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	2,266
240,478	Government National Mortgage Association, CMO	2.16%	07/16/33	241,945
613,494	Government National Mortgage Association, CMO	1.70%	08/16/33	619,280
82,102	Government National Mortgage Association, CMO	4.92%	05/16/34	82,563
58,678	Government National Mortgage Association, CMO	2.21%	11/16/34	58,900
163,042	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	171,405
485,753	Government National Mortgage Association, CMO	2.21%	12/16/35	489,248
131,609	Government National Mortgage Association, CMO	2.16%	11/16/36	132,362
510,851	Government National Mortgage Association, CMO	2.19%	10/16/37	514,661
381,076	Government National Mortgage Association, CMO	2.00%	06/20/39	375,772
36,412	Government National Mortgage Association, CMO (3)	5.01%	02/16/44	37,334
390,225	National Credit Union Administration Guaranteed Notes (3)	0.54%	11/06/17	390,221
51,958	National Credit Union Administration Guaranteed Notes (3)	1.84%	10/07/20	52,385
176,334	Small Business Administration (3)	3.58%	04/25/16	179,038
485,934	Small Business Administration (3)	3.08%	06/25/22	515,000
497,580	Small Business Administration (3)	3.58%	08/25/22	536,179
419,192	Small Business Administration (3)	4.14%	03/25/24	464,871

	Total Agency Obligations			27,925,968

	(Cost $28,000,371)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2013 (Concluded)

Shares		Fair Value
REGISTERED INVESTMENT COMPANY – 0.9%
689,360	Dreyfus Treasury & Agency Cash Management Fund	$689,360

	Total Registered Investment Company	689,360

	(Cost $689,360)
	Total Investments – 99.8%	75,540,222
	(Cost $75,607,962 ) *
	Other Assets in excess of Liabilities – 0.2%	119,830

	Net Assets – 100.0%	$75,660,052

	Net Asset Value	$9.98

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$75,608,186

Unrealized appreciation	54,783
Unrealized depreciation	(122,747)

Net unrealized depreciation	$(67,964)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.

CMO Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2013

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 31.7% (1)
$1,250,000	U.S. Treasury Bill	0.12%	05/29/14	$1,249,726
300,000	U.S. Treasury Bill	0.07%	07/24/14	299,875
500,000	U.S. Treasury Bill	0.11%	07/24/14	499,792
31,500,000	U.S. Treasury Bill	0.13%	12/11/14	31,466,610

	Total U.S. Treasury Obligations			33,516,003

	(Cost $33,509,932)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.4%
149,245	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	150,679
920,072	Bear Stearns Commercial Mortgage Securities (2)	4.98%	07/11/42	935,637
218,665	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	224,455
369,257	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.22%	07/15/44	372,263
680,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.30%	01/15/46	726,594
833,530	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	906,739
113,051	Commercial Mortgage Pass Through Certificates (2)	5.71%	06/10/46	113,474
654,683	GMAC Commercial Mortgage Securities Inc (2)	7.58%	09/15/33	667,133
261,276	GS Mortgage Securities Trust (2)	5.51%	04/10/38	261,230
950,000	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.48%	12/12/44	1,013,755
28,716	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.49%	12/12/44	28,832
105,476	JP Morgan Chase Commercial Mortgage Securities Corp.	4.63%	03/15/46	105,489
760,000	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.04%	03/15/46	783,869
389,030	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	398,259
321,079	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	329,244
894,878	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	895,933
640,130	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.83%	08/12/49	657,382
274,660	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.86%	08/12/49	278,876
69,000	Morgan Stanley Capital I	4.88%	08/13/42	68,991
22,549	Morgan Stanley Capital I (2)	5.42%	03/12/44	22,513
34,205	Morgan Stanley Capital I	5.61%	04/15/49	34,399
387,311	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	389,575
521,579	Wachovia Bank Commercial Mortgage Trust (2)	5.73%	06/15/49	540,031

	Total Commercial Mortgage-Backed Securities			9,905,352

	(Cost $9,948,282)

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES – 21.9%
$228,906	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	$234,471
209,042	Ally Auto Receivables Trust	0.74%	04/15/16	209,404
845,000	Ally Master Owner Trust	1.21%	06/15/17	849,660
650,000	American Express Credit Account Master Trust (2)	0.87%	03/15/17	651,578
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	723,681
85,381	Bank of America Auto Trust	0.78%	06/15/16	85,578
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	499,593
325,000	Capital One Multi-Asset Execution Trust (2)	0.39%	03/15/17	325,154
500,000	Capital One Multi-Asset Execution Trust	4.90%	12/15/17	522,185
415,000	Carmax Auto Owner Trust	0.60%	10/16/17	414,928
300,000	Carmax Auto Owner Trust	1.24%	10/15/18	300,227
149,500	CIT Marine Trust	6.25%	11/15/19	150,131
322,740	CNH Equipment Trust	0.94%	05/15/17	323,565
675,000	CNH Equipment Trust	0.69%	06/15/18	675,138
250,000	Discover Card Master Trust (2)	0.32%	10/17/16	250,061
300,000	Discover Card Master Trust	0.81%	08/15/17	301,113
700,000	Discover Card Master Trust	0.86%	11/15/17	702,831
850,000	Discover Card Master Trust	0.69%	08/15/18	848,097
74,036	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	74,607
705,000	Fifth Third Auto Trust	0.88%	10/16/17	707,287
500,000	Ford Credit Auto Owner Trust	3.21%	07/15/17	515,513
500,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	501,080
500,000	Ford Credit Floorplan Master Owner Trust	0.74%	09/15/16	500,624
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,393
400,000	Ford Credit Floorplan Master Owner Trust	1.39%	09/15/16	401,253
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	300,915
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	452,974
600,000	GE Dealer Floorplan Master Note Trust (2)	0.77%	07/20/16	600,810
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.57%	04/20/18	1,001,224
289,488	GE Equipment Transportation LLC	0.99%	11/23/15	290,122
935,000	GE Equipment Transportation LLC	0.62%	07/25/16	935,121
100,067	GE Equipment Transportation LLC	1.33%	05/20/19	100,159
1,000,000	John Deere Owner Trust	0.60%	03/15/17	1,000,759
250,000	John Deere Owner Trust	0.99%	06/15/18	251,440
500,000	John Deere Owner Trust	0.69%	01/15/19	498,826
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	755,738
142,029	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	142,113
697,000	SMART Trust Australia	0.84%	09/14/16	694,961
1,000,000	SMART Trust Australia (2)	0.59%	01/14/17	1,000,510
400,000	SMART Trust Australia	0.97%	03/14/17	399,920
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,107,924
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	365,815
1,000,000	World Omni Automobile Lease Securitization Trust	0.93%	11/16/15	1,002,722
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	517,028

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES – (continued)
$575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	$579,157

	Total Asset-Backed Securities			23,111,390

	(Cost $23,094,041)
AGENCY OBLIGATIONS – 13.1%
613,184	Federal Home Loan Mortgage Corp. (3)	5.00%	06/01/25	649,311
275,000	Federal National Mortgage Association (3)	1.25%	02/27/14	275,481
236,832	Federal National Mortgage Association (3)	5.97%	08/01/16	263,050
1,004,378	Government National Mortgage Association	0.42%	11/16/35	997,120
863,444	Government National Mortgage Association	5.46%	07/20/59	928,069
902,677	Government National Mortgage Association	5.46%	07/20/59	965,513
905,738	Government National Mortgage Association	5.46%	08/20/59	970,292
948,975	Government National Mortgage Association	5.47%	08/20/59	1,014,864
421,940	Government National Mortgage Association	5.47%	08/20/59	453,813
1,190,449	Government National Mortgage Association	5.62%	09/20/59	1,285,898
275,902	Government National Mortgage Association	5.72%	06/20/61	299,310
512,454	Government National Mortgage Association	5.16%	06/20/62	557,527
928,562	Government National Mortgage Association	5.41%	06/20/62	990,662
1,375,108	Government National Mortgage Association (2)	2.43%	10/20/63	1,469,369
53,252	Government National Mortgage Association, CMO (2)	5.16%	06/16/31	53,343
494,225	Government National Mortgage Association, CMO	2.21%	12/16/35	497,782
412,009	Small Business Administration (2)	2.83%	06/25/22	434,875
611,969	Small Business Administration (2)	3.58%	08/25/22	659,442
1,011,287	Small Business Administration (2)	3.58%	12/25/23	1,094,717

	Total Agency Obligations			13,860,438

	(Cost $13,921,758)
CORPORATE BONDS – 20.6%
BANKS – 7.7%
890,000	American Express Credit Corp (2)	0.75%	07/29/16	894,893
460,000	Bank of Montreal (2)(4)	0.50%	09/24/15	460,439
1,000,000	BB&T Corp	3.95%	04/29/16	1,065,168
550,000	Canadian Imperial Bank of Commerce Canada (2)(4)	0.77%	07/18/16	552,571
650,000	Citigroup Inc (2)	1.20%	07/25/16	657,169
750,000	Commonwealth Bank of Australia/ New York (4)	1.95%	03/16/15	762,760
400,000	Export-Import Bank of Korea (4)	5.88%	01/14/15	420,890
400,000	JPMorgan Chase & Co.	1.88%	03/20/15	405,529
250,000	Morgan Stanley	4.75%	04/01/14	252,003
495,000	Morgan Stanley	6.00%	04/28/15	527,361
1,000,000	PNC Funding Corp. (2)	0.44%	01/31/14	1,000,118
250,000	Toronto-Dominion Bank (The) (4)	1.38%	07/14/14	251,532
365,000	US Bancorp	4.20%	05/15/14	370,141
500,000	Wachovia Corp. (2)	0.57%	03/15/16	497,866

				8,118,440

BEVERAGES – 0.7%
500,000	Anheuser-Busch InBev Finance Inc (4)	0.80%	01/15/16	499,904

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$250,000	Coca-Cola Co. (The) (2)	0.19%	03/14/14	$250,026

				749,930

COMMERCIAL SERVICES – 0.1%
132,000	Yale University	2.90%	10/15/14	134,631

				134,631

COMPUTERS – 0.9%
470,000	Apple Inc.	0.45%	05/03/16	466,858
500,000	Hewlett-Packard Co.	6.13%	03/01/14	504,255

				971,113

DIVERSIFIED FINANCIAL SERVICES – 3.4%
125,000	Boston Properties LP	5.63%	04/15/15	132,669
591,000	Caterpillar Financial Services Corp.	2.75%	06/24/15	609,819
295,000	Charles Schwab Corp. (The)	0.85%	12/04/15	295,961
240,000	CME Group Inc.	5.75%	02/15/14	241,414
500,000	ERP Operating LP	6.58%	04/13/15	537,460
885,000	General Electric Capital Corp. (2)	1.00%	08/11/15	892,097
850,000	Simon Property Group LP	5.10%	06/15/15	905,536

				3,614,956

ELECTRIC – 2.9%
250,000	Consolidated Edison Co. of New York Inc.	4.70%	02/01/14	250,823
900,000	Dominion Resources Inc.	1.80%	03/15/14	902,594
875,000	Duke Energy Corp.	6.30%	02/01/14	878,844
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,023,172

				3,055,433

INSURANCE – 0.2%
224,000	Berkshire Hathaway Inc. (2)	0.94%	08/15/14	225,008

				225,008

MEDIA – 0.5%
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	508,301

				508,301

MINING – 0.5%
500,000	Rio Tinto Finance USA PLC (4)	1.13%	03/20/15	502,933

				502,933

OFFICE ELECTRONICS – 0.5%
500,000	Xerox Corp.	8.25%	05/15/14	513,400

				513,400

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2013 (Concluded)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
PIPELINES – 1.1%
$700,000	Energy Transfer Partners LP	8.50%	04/15/14	$714,778
500,000	Enterprise Products Operating LLC	9.75%	01/31/14	503,508

				1,218,286

RETAIL – 1.0%
1,000,000	TJX Cos Inc.	4.20%	08/15/15	1,055,181

				1,055,181

TELECOMMUNICATION SERVICES – 1.1%
400,000	Cisco Systems, Inc.	1.63%	03/14/14	401,017
750,000	Verizon Communications Inc. (2)	0.86%	03/28/14	750,987

				1,152,004

	Total Corporate Bonds			21,819,616

	(Cost $21,782,518)
CORPORATE INTERNATIONAL SOVEREIGN – 0.7%
775,000	Israel Government International Bond	5.13%	03/01/14	780,302

	Total Corporate-International			780,302

	(Cost $780,811)

Shares
REGISTERED INVESTMENT COMPANY – 2.4%
2,519,811	Dreyfus Treasury & Agency Cash Management Fund			2,519,811

	Total Registered Investment Company			2,519,811

	(Cost $2,519,811)
	Total Investments – 99.8%			105,512,912
	(Cost $105,557,153) *
	Other Assets in excess of Liabilities – 0.2%			200,063

	Net Assets – 100.0%			$105,712,975

	Net Asset Value Per Participation Certificate			$9.97

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$105,558,263

Unrealized appreciation	97,356
Unrealized depreciation	(142,707)

Net unrealized depreciation	$(45,351)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of December 31, 2013.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(4)	Security is domiciled in a foreign jurisdiction.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2013

	Government/REPO Portfolio	Money Market Portfolio
ASSETS
Investments, at amortized cost, which approximates fair value	$—	$571,652,702
Repurchase agreements, at amortized cost, which approximatesfair value	129,318,000	14,717,000
Cash	1,232	1,729
Accrued interest receivable	63	228,542
Receivable from Administrator (Note 4)	5,362	—
Other assets	2,382	13,648

Total Assets	129,327,039	586,613,621

LIABILITIES
Dividends payable	44	5,511
Accrued expenses payable
Investment advisory fees (Note 4)	—	44,669
Custodian fees (Note 4)	8,110	33,321
Administration fees (Note 4)	—	20,738
Other liabilities	13,036	105,135

Total Liabilities	21,190	209,374

NET ASSETS	$129,305,849	$586,404,247

NET ASSETS CONSIST OF:
Paid-in Capital	$129,305,849	$586,399,132
Accumulated undistributed net investment income	—	5,115

TOTAL NET ASSETS	$129,305,849	$586,404,247

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	129,305,849	586,399,132

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2013

	Ultrashort Duration Government Portfolio	Ultrashort Duration Bond Portfolio
ASSETS
Investments, at fair value *	$75,540,222	$105,512,912
Cash	6,958	6,958
Accrued interest receivable	194,091	308,512
Receivable from Administrator (Note 4)	16,529	21,446
Other assets	1,151	1,415

Total Assets	75,758,951	105,851,243

LIABILITIES
Dividends payable	18,116	20,422
Payable for securities purchased	86	—
Accrued expenses payable
Investment advisory fees (Note 4)	9,919	13,484
Custodian fees (Note 4)	6,690	6,125
Transfer agent fees (Note 4)	12,618	13,489
Accounting service fees (Note 4)	20,832	20,832
Other liabilities	30,638	63,916

Total Liabilities	98,899	138,268

NET ASSETS	$75,660,052	$105,712,975

NET ASSETS CONSIST OF:
Paid-in Capital	$75,777,840	$105,802,012
Accumulated undistributed net investment loss	(38,784)	(31,744)
Accumulated net realized loss on securities sold	(11,264)	(13,052)
Net unrealized depreciation on securities	(67,740)	(44,241)

TOTAL NET ASSETS	$75,660,052	$105,712,975

Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	7,577,510	10,601,300

Net Asset Value Per PC (net assets/PCs outstanding)	$9.98	$9.97

* Investments, at cost	$75,607,962	$105,557,153

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations Year Ended December 31, 2013

	Government/REPO Portfolio	Money Market Portfolio
INTEREST INCOME	$127,993	$1,651,915

EXPENSES
Investment advisory fees (Note 4)	278,360	1,218,017
Administration fees (Note 4)	69,590	398,290
Fund compliance fees	15,533	109,473
Custodian fees (Note 4)	10,743	78,351
Audit and tax fees	14,562	60,641
Insurance expense	6,129	44,230
Printing fees	9,972	26,787
Trustee expense	2,204	24,492
Legal fees	7,248	23,969
S & P rating fees	2,789	20,922
Transfer agent fees (Note 4)	536	2,431
Miscellaneous	5,807	5,131

Total Expenses	423,473	2,012,734
Less fees waived and/or reimbursed (Note 4)	(334,178)	(609,523)

Net Expenses	89,295	1,403,211

NET INVESTMENT INCOME	38,698	248,704
NET REALIZED GAIN ON SECURITIES SOLD	—	37,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,698	$286,478

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations Year Ended December 31, 2013

	Ultrashort Duration Government Portfolio	Ultrashort Duration Bond Portfolio
INTEREST INCOME	$462,836	$1,000,558

EXPENSES
Investment advisory fees (Note 4)	147,912	209,110
Administration fees (Note 4)	36,978	52,277
Fund compliance fees	8,012	13,713
Custodian fees (Note 4)	15,427	17,338
Audit and tax fees	26,113	51,737
Insurance expense	2,751	4,246
Printing fees	5,369	9,680
Trustee expense	1,166	2,172
Legal fees	7,541	9,925
S & P rating fees	17,201	19,799
Transfer agent fees (Note 4)	47,128	56,542
Accounting services fees (Note 4)	62,496	62,496
Miscellaneous	39,155	51,500

Total Expenses	417,249	560,535
Less fees waived and/or reimbursed (Note 4)	(121,426)	(142,316)

Net Expenses	295,823	418,219

NET INVESTMENT INCOME	167,013	582,339
NET REALIZED GAIN ON SECURITIES SOLD	21,360	152,856
NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	(281,697)	(398,963)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(93,324)	$336,232

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$38,698	$115,531

Net increase in net assets resulting from operations	38,698	115,531

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0003 and $0.0009 per PC, respectively	(38,698)	(115,531)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(38,698)	(115,531)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	447,459,778	345,030,445
Reinvestment of dividends	35,340	107,302
Cost of PCs repurchased	(527,094,727)	(313,561,935)

Net increase/(decrease) in net assets resulting from capital transactions	(79,599,609)	31,575,812

Total increase/(decrease) in net assets	(79,599,609)	31,575,812

NET ASSETS:
Beginning of year	208,905,458	177,329,646

End of year	$129,305,849	$208,905,458

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	447,459,778	345,030,445
Reinvestments of dividends	35,340	107,302
PCs repurchased	(527,094,727)	(313,561,935)

Net increase/(decrease) in PCs outstanding	(79,599,609)	31,575,812

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$248,704	$1,055,928
Net realized gain on securities sold	37,774	30,099

Net increase in net assets resulting from operations	286,478	1,086,027

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0004 and $0.0011 per PC, respectively	(298,790)	(1,083,320)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(298,790)	(1,083,320)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	3,100,031,346	4,249,959,780
Reinvestment of dividends	233,587	867,524
Cost of PCs repurchased	(3,353,774,753)	(4,381,618,455)

Net decrease in net assets resulting from capital transactions	(253,509,820)	(130,791,151)

Total decrease in net assets	(253,522,132)	(130,788,444)

NET ASSETS:
Beginning of year	839,926,379	970,714,823

End of year	$586,404,247	$839,926,379

Accumulated undistributed net investment income	$5,115	$17,427

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	3,100,031,346	4,249,959,780
Reinvestments of dividends	233,587	867,524
PCs repurchased	(3,353,774,753)	(4,381,618,455)

Net decrease in PCs outstanding	(253,509,820)	(130,791,151)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Statement of Changes in Net Assets

	Year Ended December 31, 2013	Period Ended December 31, 2012*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$167,013	$189,192
Net realized gain on securities sold	21,360	141,148
Net change in unrealized appreciation/(depreciation) on securities	(281,697)	213,957

Net increase/(decrease) in net assets resulting from operations	(93,324)	544,297

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0180 and $0.0451 per PC, respectively	(134,676)	(282,043)
From net realized capital gains $0.004 and $0.018 per PC, respectively	(32,077)	(127,002)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(166,753)	(409,045)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	20,500,000	100,138,916
Reinvestment of dividends	121,417	262,016
Cost of PCs repurchased	(17,567,094)	(27,670,378)

Net increase in net assets resulting from capital transactions	3,054,323	72,730,554

Total increase in net assets	2,794,246	72,865,806

NET ASSETS:
Beginning of year/period	72,865,806	—

End of year/period	$75,660,052	$72,865,806

Accumulated undistributed net investment loss	$(38,784)	$(69,684)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	2,047,796	10,007,624
Reinvestments of dividends	12,147	26,161
PCs repurchased	(1,755,704)	(2,760,514)

Net increase in PCs outstanding	304,239	7,273,271

*	Ultrashort Duration Goverment Portfolio commenced on March 7, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Statement of Changes in Net Assets

	Year Ended December 31, 2013	Period Ended December 31, 2012*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$582,339	$689,797
Net realized gain on securities sold	152,856	67,266
Net change in unrealized appreciation/(depreciation) on securities	(398,963)	354,722

Net increase in net assets resulting from operations	336,232	1,111,785

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0529 and $0.0624 per PC, respectively	(568,109)	(725,296)
From net realized capital gains $0.0157 and $0.007 per PC, respectively	(165,643)	(78,006)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(733,752)	(803,302)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	66,481,712	154,619,185
Reinvestment of dividends	659,319	776,509
Cost of PCs repurchased	(76,500,224)	(40,234,489)

Net increase/(decrease) in net assets resulting from capital transactions	(9,359,193)	115,161,205

Total increase/(decrease) in net assets	(9,756,713)	115,469,688

NET ASSETS:
Beginning of year/period	115,469,688	—

End of year/period	$105,712,975	$115,469,688

Accumulated undistributed net investment loss	$(31,744)	$(46,239)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	6,646,618	15,478,236
Reinvestments of dividends	65,999	77,664
PCs repurchased	(7,646,114)	(4,021,103)

Net increase/(decrease) in PCs outstanding	(933,497)	11,534,797

*	Ultrashort Duration Bond Portfolio commenced operations on March 6, 2012.

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0003	0.0009	0.0003	0.001	0.001
Net Realized Gain (Loss) on Investments	—	—	—	—	—

Total From Investment Operations	0.0003	0.0009	0.0003	0.001	0.001

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0003)	(0.0009)	(0.0003)	(0.001)	(0.001)

Total Dividends and Distributions	(0.0003)	(0.0009)	(0.0003)	(0.001)	(0.001)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03%	0.09%	0.03%	0.09%	0.07%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$129,306	$208,905	$177,330	$124,177	$181,926
Ratio of Net Expenses to Average Net Assets (1)	0.06%	0.10%	0.08%	0.10%	0.12	%(3)
Ratio of Net Investment Income to Average Net Assets (2)	0.03%	0.09%	0.03%	0.09%	0.08%

(1)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.30%, 0.29%, 0.30%, 0.30%, and 0.29% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.
(2)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.21)%, (0.10)%, (0.20)%, (0.11)%, and (0.09)% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.
(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 was 0.03%.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0004	0.001	0.001	0.002	0.005
Net Realized Gain (Loss) on Investments	—	—	—	—	—

Total From Investment Operations	0.0004	0.001	0.001	0.002	0.005

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0004)	(0.001)	(0.001)	(0.002)	(0.005)

Total Dividends and Distributions	(0.0004)	(0.001)	(0.001)	(0.002)	(0.005)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.04%	0.11%	0.09%	0.15%	0.46%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$586,404	$839,926	$970,715	$1,134,728	$1,136,929
Ratio of Net Expenses to Average Net Assets (1)	0.18%	0.18%	0.17%	0.17%	0.19	%(3)
Ratio of Net Investment Income to Average Net Assets (2)	0.03%	0.11%	0.09%	0.13%	0.47%

(1)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.25%, 0.23%, 0.22%, 0.22%, and 0.23% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.
(2)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.04)%, 0.05%, 0.03%, 0.08%, and 0.43% for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively.
(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 was 0.02%.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Year Ended 12/31/13	For the Period March 7, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$10.02	$10.00
Investment Operations:
Net Investment Income	0.02 (1)	0.03	(1)
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)	0.05

Total From Investment Operations	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.02)	(0.05)
Net Realized Capital Gains	— (2)	(0.01)

Total Dividends and Distributions	(0.02)	(0.06)

Net Asset Value, End of Period	$9.98	$10.02

Total Return	(0.08%)	0.83	%**
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$75,660	$72,866
Ratio of Net Expenses to Average Net Assets (3)	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.23%	0.36	%***
Portfolio turnover rate	76%	85	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)	Less than $0.01 per share.
(3)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.56% and 0.59% annualized for the year ended December 31, 2013 and period ended 2012, respectively.
(4)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.07% and 0.17% annualized for the year ended December 31, 2013 and period ended 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Year Ended 12/31/13	For the Period March 6, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$10.01	$10.00

Investment Operations:
Net Investment Income	0.05 (1)	0.06	(1)
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.02

Total From Investment Operations	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.05)	(0.06)
Net Realized Capital Gains	(0.02)	(0.01)

Total Dividends and Distributions	(0.07)	(0.07)

Net Asset Value, End of Period	$9.97	$10.01

Total Return	0.28%	0.79	%**
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$105,713	$115,470
Ratio of Net Expenses to Average Net Assets (2)	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (3)	0.56%	0.74	%***
Portfolio turnover rate
	132%	50	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.54% and 0.48% annualized for the year ended December 31, 2013 and period ended 2012, respectively.
(3)	Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.42% and 0.66% annualized for the year ended December 31, 2013 and period ended 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities. This Portfolio commenced operations on March 7, 2012.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities. This Portfolio commenced operations on March 6, 2012.

Note 2. Significant Accounting Policies

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act; securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion and amortization of any discount or premium is recorded until effective maturity or sale of the security.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

(Continued)

each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principals (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in

2013 were from ordinary income for U.S. income tax purposes.

Repurchase Agreements: Each Portfolio may purchase repurchase agreements from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. The collateral consists of U.S. Government securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. All repurchase agreements held as of December 31, 2013 were entered into on December 31, 2013.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

(Continued)

spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2013 is as follows:

	Total Fair Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$129,318,000	$—	$129,318,000	$—

Money Market Portfolio
Investments in Securities*	$586,369,702	$—	$586,369,702	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$46,924,894	$—	$46,924,894	$—
Agency Obligations	27,925,968	—	27,925,968	—
Registered Investment Company	689,360	689,360	—	—

	$75,540,222	$689,360	$74,850,862	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$33,516,003	$—	$33,516,003	$—
Commercial Mortgage-Backed
Securities	9,905,352	—	9,905,352	—
Asset-Backed Securities	23,111,390	—	23,111,390	—
Agency Obligations	13,860,438	—	13,860,438	—
Corporate Bonds	21,819,616	—	21,819,616	—
Corporate International Sovereign	780,302	—	780,302	—
Registered Investment Company	2,519,811	2,519,811	—	—

	$105,512,912	$2,519,811	$102,993,101	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in market activity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended December 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

(Continued)

Administrator are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/ REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, Inc. (“Merganser”), a wholly-owned subsidiary of Annaly Capital Management, Inc., served as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios’ (the “Ultrashort Portfolios”) investment advisor until October 17, 2013. As compensation for its services the Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

On October 18, 2013, Murphy Acquisition LLC (“New Merganser”) acquired substantially all of the assets (other than certain excluded assets and categories of assets, such as cash) (the “Transaction”) of Merganser. As of the closing of the Transaction, New Merganser adopted Merganser’s name and the current Merganser management and investment team became employees of New Merganser.

Because the Transaction constituted an assignment of the Investment Advisory Agreements between the Fund and Merganser (the “Former Advisory Agreements”), it resulted in the termination of the Former Advisory Agreements under the terms of the Former Advisory Agreements, as required by the Investment Company Act of 1940, as amended.

The Fund has entered into new Investment Advisory Agreements with New Merganser with respect to the Ultrashort Portfolios (the “New Advisory Agreements”), which became effective as of the closing of the Transaction. The New

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

(Continued)

Advisory Agreements, which are identical in all substantive respects to the Former Advisory Agreements, were approved by the Participation Certificate holders of the respective Ultrashort Portfolios at a meeting held on October 15, 2013. The New Advisory Agreements, unless terminated in accordance with their terms, continue in effect until April 30, 2014, and may be continued thereafter in accordance with their terms.

Under the New Advisory Agreements, New Merganser is entitled to receive a fee from the Fund, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Portfolios, as follows:

Annual Fee	Aggregate Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.10%	of amounts in excess of $500 million

In connection with the New Advisory Agreements, the Fund, New Merganser and the Administrator, entered into a fee waiver agreement (the “New Fee Waiver”) which is identical in all substantive respects to the fee waiver agreement with respect to the Former Advisory Agreements (the “Former Fee Waiver”). Under the New Fee Waiver, New Merganser has agreed to waive the fees otherwise payable to it by the Fund with respect to the Ultrashort Portfolios, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Portfolios, shall be as follows:

Annual Fee	Aggregate Annual Net Assets
0.15%	of the first $200 million
0.125%	of the next $300 million
0.10%	of amounts in excess of $500 million

Under the New Fee Waiver, the Administrator has agreed to waive the fees otherwise payable to it, and to reimburse the Fund for expenses attributable to the Ultrashort Portfolios, so that after taking such waiver and reimbursement into account, the expense ratios of each of Ultrashort Portfolios do not exceed .40%. New Merganser and the Administrator cannot terminate the foregoing fee waivers and expense reimbursement agreement prior to October 18, 2014 without the consent of the Board of Trustees of the Fund.

New Merganser may not recover any fees waived with respect to a particular year. The Administrator is entitled to recover, subject to approval of the Board of Trustees of the Fund, fees waived or expenses reimbursed for a period of up to three (3) years from the year in which the Administrator waived such fees and/or reimbursed expenses for the Fund. No recovery will be permitted unless after giving effect thereto, the current expense ratios of each of the Ultrashort Portfolios do not exceed .40%.

As a result of the foregoing waivers, for the twelve months ended December 31, 2013, the Administrator waived $49,885,

$83,514, $84,345 and $89,853 which the Administrator was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. BALLC waived advisory fees and/or reimbursed expenses payable of $284,293 and $526,009 by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2013. Merganser and New Merganser waived $37,081 and $52,463 of advisory fees payable by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the year ended December 31, 2013.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor its affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

(Continued)

Pursuant to a Compliance Services Agreement with the Fund, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as some additional compliance support functions. FCS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of the FCS.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2009, 2010, 2011 for the Government/REPO and Money Market Portfolios and 2012 and 2013 for the Government/REPO, Money Market, Ultrashort Duration Government, and Ultrashort Duration Bond Portfolios.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of December 31, 2013 are primarily attributable to the characterization of income and capital gain distributions and adjustments pertaining to investments in Treasury-Inflation Protected Securities.

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
Government/REPO Portfolio	$—	$—	$—
Money Market Portfolio	37,774	(37,774)	—
Ultrashort Duration Government Portfolio	(1,437)	(206)	1,643
Ultrashort Duration Bond Portfolio	265	(265)	—

The tax character of distributions paid by the Portfolios during the year ended December 31, 2013 and period ended December 31, 2012 were as follows:

Ordinary Income Dividend
Government/REPO Portfolio
2013	$38,698
2012	115,531
Money Market Portfolio
2013	298,790
2012	1,083,820

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2013

(Concluded)

	Ordinary Income Dividend	Long-Term Capital Gains
Ultrashort Duration Government Portfolio
2013	$164,562	$3,834
2012	409,045	—
Ultrashort Duration Bond Portfolio
2013	$733,752	$—
2012	803,302	—

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government/REPO Portfolio	$—	$—	$—	$—
Money Market Portfolio	5,115	—	—	5,115
Ultrashort Duration Government Portfolio	386	(67,964)	(50,210)	(117,788)
Ultrashort Duration Bond Portfolio	12,937	(45,351)	(56,623)	(89,037)

Other temporary differences are related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $50,210 is composed of $39,170 late-year ordinary losses deferral, $85 short-term capital loss deferral and $10,955 long-term capital loss deferral. For the Ultrashort Duration Bond Portfolio, the $56,623 is composed of $37,642 late- year ordinary losses deferral and $18,981 long-term capital loss deferral.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the year ended December 31, 2013 were as follows:

	Aggregate Purchases		Proceeds From Sales
Fund	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$45,995,028	$1,006,188	$49,746,691	$5,591,836
Ultrashort Duration Bond Portfolio	64,557,503	64,563,821	86,959,890	74,234,383

Mortgage-Related and Other Asset-Backed Securities Risk —   Mortgage-related and asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606-4301 USA Tel: +1 312 486 1000 Fax: +1 312 486 1486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. (the “Fund”), comprising the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio, and Ultrashort Duration Bond Portfolio, each a series of the Plan Investment Fund, Inc. (collectively, the “Portfolios”) as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Fund’s custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Plan Investment Fund, Inc. as of December 31, 2013, the results of their operations for the year then ended and the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

February 26, 2014

Member of Deloitte Touche Tohmatsu Limited

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2013

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Dale E. Palka(1)	President and	4 Years	May 2009 to Present –	Four	None
2 Mid America Plaza,	Chief Executive		Senior Vice President,
Suite 200	Officer		BCS Financial
Oakbrook Terrace, IL			Corporation;
60181
Age 65	Trustee	1 Year	2009 to May 2009 –
Senior Vice President,
BCS Financial Services
Corporation

(1)	Dale E. Palka may be deemed an “interested person” of the Fund as a result of his status as President and Chief Executive Officer of the Fund.
(2)	Term of office is one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2013

(Continued)

Disinterested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Dorothy A. Coleman	Trustee	3 Years	September 2011 to	Four	None
165 Court Street			Present –Executive
Rochester, NY 14647			Vice President, Chief
Age 51			Financial Officer,
Excellus Blue Cross
Blue Shield;

October 2009 to
September 2011 –
Executive Vice
President, Chief
Financial Officer, Blue
Cross Blue Shield of
Rhode Island;
2009 to October 2009
Chief Operating Officer
Interim President-
Public Sector Line of
Business, United
Healthcare

David A. Cote	Trustee	1 Year	2009 to Present –	Four	None
4101 Percival Road,			Assistant Vice
AX-A31			President and Assistant
Columbia, SC 29223			Treasurer, Blue Cross
Age 43			and Blue Shield of
South Carolina

Emil D. Duda	Chairman	1 Year	January 2012 to Present	Four	None
23 Old Westfall Drive			– Retired;
Rochester, NY 14625
Age 62	Trustee	12 Years	2009 to December 2011
– Senior Executive
Vice President and
Chief Financial Officer,
The Lifetime
Healthcare Companies

(1)	Term of office is one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2013

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Robert J. Kolodgy	Trustee	3 Years	February 2009 to	Four	None
225 N. Michigan Ave			Present –Senior Vice
Chicago, IL 60601			President and Chief
Age 56			Financial Officer, Blue
Cross Blue Shield
Association;

2009 to February 2009
– Chief Operating
Officer, Chief Financial
Officer and Chief
Strategy Officer,
Paramount Healthcare
and ProMedica Health
Systems

Alan Krigstein	Trustee	3 Years	April 2009 to Present –	Four	None
1901 Market Street			Executive Vice
Philadelphia, PA			President and Chief
19103-1480			Financial Officer,
Age 61			Independence Blue
Cross;

2009 to March 2009 –
Senior Vice President
and Chief Financial
Officer, AmeriHealth
Mercy Family of
Companies

(1)	Term of office is one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2013

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Gerard T. Mallen	Trustee	9 Years	2009 to Present –	Four	None
300 East Randolph			Treasurer and Finance
Street 14th Floor			Division Senior Vice
Chicago, IL 60601			President, Health Care
Age 59			Service Corporation
(HCSC) (Blue Cross
and Blue Shield of
Illinois, Oklahoma,
Texas and New
Mexico);

Vince P. Price	Trustee	1 Year	November 2009 to	Four	None
100 SW Market Street			Present – Executive
Portland, OR 97201			Vice President and
Age 50			Chief Financial Officer,
Cambia Health
Solutions, Inc.;

Joseph F. Reichard,	Trustee	16 Years	January 2014 to Present	Four	None
CCM			– Retired;
120 Fifth Avenue,
Suite 911			September 2013 to
Pittsburgh, PA 15222			December 2013 –
Age 66			Senior Vice President,
Treasury Services and
Assistant Treasurer,
Highmark, Inc.
(Insurance Company);

2009 to September
2013 – Vice President,
Treasury Services and
Assistant Treasurer,
Highmark, Inc.
(Insurance Company)

(1)	Term of office is one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2013

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Cynthia M. Vice	Trustee	4 Years	April 2009 to Present –	Four	None
450 Riverchase Parkway			Senior Vice President,
Birmingham, AL 35242			Chief Financial Officer
Age 54			and Treasurer, Blue
Cross and Blue Shield
of Alabama;

2009 to April 2009 –
Vice President, Internal
Audit and Information
Security, Blue Cross
and Blue Shield of
Alabama

(1)	Term of office is one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2013

(Concluded)

Executive Officer

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Joseph S. Castellon	Treasurer	4 Years	April 2011 to Present – Vice President, BCS
2 Mid America Plaza Suite 200			Financial Corporation;
Oakbrook Terrace, IL 60181
Age 43	Secretary	3 Years	June 2009 to April 2011 – Assistant Vice President,
BCS Financial Corporation;

Donna M. Rogers	Chief	1 Year	January 2011 to Present – Chief Compliance
10 High Street, Suite 302	Compliance		Officer, Foreside Compliance Services LLC
Boston, MA 02110	Officer		(Foreside Financial Group);
Age 47
2009 to December 2010 – Senior Vice President,
State Street Bank

(1)	Term of office is one year.

In 2013, the Fund paid remuneration to members of the Board of Trustees in the amount of $2,000 in the aggregate. The Fund does not compensate any of its officers for services rendered to the Fund in their capacity as officers. Mr. Palka and Mr. Castellon are employees of BCS Financial Services Corporation, the administrator of the Fund, and they receive compensation from BCS Financial Corporation.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2013

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Six Months Ended December 31, 2013*
Actual	$1,000.00	$1,000.10	$0.32

Hypothetical
(5% return beforeexpenses)	$1,000.00	$1,024.88	$0.33

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Six Months Ended December 31, 2013*
Actual	$1,000.00	$1,000.10	$0.89

Hypothetical
(5% return beforeexpenses)	$1,000.00	$1,024.32	$0.90

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2013

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Six Months Ended December 31, 2013*
Actual	$1,000.00	$1,001.60	$2.02

Hypothetical
(5% return beforeexpenses)	$1,000.00	$1,023.19	$2.04

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Six Months Ended December 31, 2013*
Actual	$1,000.00	$1,003.00	$2.02

Hypothetical
(5% return beforeexpenses)	$1,000.00	$1,023.19	$2.04

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2013

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$129,318,000
Liabilities in excess of Other Assets	0.0	(12,151)

Net Assets	100.0%	$129,305,849

Estimated Maturity Information

Maturity Information(1)	Par Value	Percentage of Portfolio
1 - 7 days	$129,318,000	100.0%

	$129,318,000	100.0%

Average Weighted Maturity - 2 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Portfolios average weighted maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2013

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Bank Obligations - Yankee Certificates of Deposit	44.8%	$262,720,960
Commercial Paper - Asset Backed Securities	23.7	138,651,033
Municipal Bonds	11.8	69,130,000
Commercial Paper - Financial Companies	6.8	39,988,977
Time Deposit	6.5	38,000,000
U.S. Treasury Obligations	3.9	23,161,732
Repurchase Agreements	2.5	14,717,000

Total Investments in Securities	100.0%	$586,369,702

Other Assets in excess of Liabilities:	0.0	34,545

Net Assets	100.0%	$586,404,247

Maturity Information(1)	Par Value	Percentage of Portfolio
1 - 7 days	$192,847,000	32.9%
8 - 14 days	73,000,000	12.5
15 - 30 days	61,000,000	10.4
31 - 60 days	84,700,000	14.4
61 - 90 days	108,720,000	18.5
91 - 120 days	8,000,000	1.4
121 - 150 days	15,000,000	2.6
Over 150 days	43,000,000	7.3

	$586,267,000	100.0%

Average Weighted Maturity - 44 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Portfolios average weighted maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2013

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	62.0%	$46,924,894
Agency Obligations	36.9	27,925,968
Registered Investment Company	0.9	689,360

Total Investments in Securities	99.8%	$75,540,222

Other Assets in excess of Liabilities:	0.2	119,830

Net Assets	100.0%	$75,660,052

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	31.7%	$33,516,003
Asset-Backed Securities	21.9	23,111,390
Corporate Bonds	20.6	21,819,616
Agency Obligations	13.1	13,860,438
Commercial Mortgage-Backed Securities	9.4	9,905,352
Registered Investment Company	2.4	2,519,811
Corporate International Sovereign	0.7	780,302

Total Investments in Securities	99.8%	$105,512,912

Other Assets in excess of Liabilities:	0.2	200,063

Net Assets	100.0%	$105,712,975

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2013

Approval of Investment Advisory Agreements

Board of Trustees’ Consideration of the Investment Advisory Agreements. The Investment Advisory Agreements between Plan Investment Fund, Inc. (“PIF”) and Merganser Capital Management, LLC (“Merganser”), were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on September 5, 2013. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from Merganser and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, (the “Portfolios”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; and (iii) information with respect to profitability of the Portfolios for Merganser, for the period ended June 30, 2013. The report contained, along with other information, data regarding fees and expense ratios of the Portfolios in comparison to the fees and expense ratios of a peer group of funds and investment performance of those Portfolios in comparison to the investment performance of a peer group of funds. Management provided certain materials to assist the Board in evaluating the terms of the Merganser Investment Advisory Agreement. A table was provided that showed the fee levels for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios as well as similar ultrashort duration portfolios.

Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before and after any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by PIF Management for the Portfolios. The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by Merganser, including other ultrashort duration portfolios. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by Merganser in managing the Portfolios. In connection with this information, the Trustees considered Merganser’s in-house research capabilities as well as other resources available to Merganser’s personnel. The Trustees also considered the quality of the services provided by Merganser to the Portfolios. The Trustees received and considered information regarding the procedures of Merganser designed to fulfill their duties to the Portfolios with respect to compliance matters. The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of Merganser, the Company’s experiences with Merganser and the Existing Investment Advisory Agreements and their financial resources also were taken into consideration. The Trustees concluded that the services provided by Merganser were consistent with the Portfolios’ requirements and that Merganser appeared to have the necessary personnel and other resources to meet their obligations under the Advisory Agreements.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). Merganser provided fund performance information for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios. The Board was provided with performance data for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios since inception. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Merganser.

Profitability. The Trustees received information regarding the profitability of the individual PIF portfolios for Merganser. These portfolios represent a small portion of the total assets which Merganser manages.

Economies of Scale. The Independent Trustees received and considered information in the Merganser reports regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2013

(Concluded)

Other Benefits to the Investment Advisor. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to Merganser. No single factor was considered in isolation or was determinative to the decision of the Board to approve the New Investment Advisory Agreements. Rather the Board concluded, in light of weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the New Investment Advisory Agreements, including the fees to be charged for services thereunder.

Special Meeting of Participation Certificate Holders. (Unaudited) A Special Meeting of Participation Certificate holders was held on October 15, 2013. At this meeting the Participation Certificate holders voted for the purpose of approving new investment advisory agreements between the Company and an entity which is to acquire substantially all of the assets of the Portfolios’ current investment adviser, Merganser Capital Management, Inc.

Each Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio Participation Certificate holder of record on the record date was entitled to cast 10 votes for each such Participation Certificate and 10 pro rata votes for each such fractional Participation Certificate outstanding in its name as of the record date on each matter to be voted upon at the meeting. A total of 17,039,942.23 Participation Certificate votes, representing 99.52% of the Participation Certificate eligible votes were voted at the meeting as follows:

Approval of new Investment Advisory Agreements

Total PCs Voted	Voted PCs (For)	Voted PCs (Against)	Voted PCs (Abstain)
17,039,942.23	17,039,942.23	0	0

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling the fund at (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215, at www.pif.com and (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2013, as U.S. Government Income as follows:

Money Market Portfolio 4.95%

Ultrashort Duration Government Portfolio 16.73%

Ultrashort Duration Bond Portfolio 3.66%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. For residents of California, New York and Connecticut the statutory threshold requirements were satisfied only for the Ultrashort Duration Government Portfolio. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The long term capital gain distribution made by the Ultrashort Duration Government Portfolio was $3,834 for the year ended

December 31, 2013.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2014

Board of Trustees

Dorothy A. Coleman	Gerard T. Mallen
Executive Vice President and	Treasurer and Finance Division
Chief Financial Officer	Senior Vice President
Excellus Blue Cross Blue Shield	Health Care Service Corporation

David A. Cote	Dale E. Palka
Assistant Vice President	President and Chief Executive Officer
and Assistant Treasurer	Plan Investment Fund, Inc;
Blue Cross and Blue Shield of South Carolina	Senior Vice President
BCS Financial Corporation

Emil D. Duda
Chairman	Vince P. Price
Plan Investment Fund, Inc.	Executive Vice President
and Chief Financial Officer
Cambia Health Solutions, Inc.

Robert J. Kolodgy
Senior Vice President and
Chief Financial Officer	Joseph F. Reichard, CCM
Blue Cross Blue Shield Association	Senior Vice President, Treasury Services
and Assistant Treasurer
Highmark, Inc.

Alan Krigstein
Executive Vice President,
Chief Financial Officer and Treasurer	Cynthia M.Vice
Independence Blue Cross	Senior Vice President,
Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC

Boston, Massachusetts

Distributor

Foreside Fund Services, LLC

Portland, Maine

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Cynthia M. Vice, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2013 and 2012 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

Year Ended December 31,
	2013	2012
Audit fees	$88,575	$53,500
Audit-related fees	30,650	23,750
Tax fees	8,675	5,500
All other fees	0	0

Total	$127,900	$82,750

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2013 and 2012 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisors and any entity controlling, controlled by or under common control with the Advisors to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisors for such services was approximately $0 in 2013 and $0 in 2012.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisors and all affiliates as defined by SEC rules, totaled approximately $0 in 2013 and $0 in 2012. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Advisors and any entity controlling, controlled by or under common control with the Advisors that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Audited schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Dale E. Palka, President (Principal Executive Officer)

Date: February 28, 2014

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer (Principal Financial Officer)

Date: February 28, 2014

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.